Non-Controlling Interest (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 03, 2018
Non-controlling interest in the consolidated balance sheet	¥ 2,525	¥ 3,173
Non-controlling interest related to consolidated statements of operations	¥ (648)	¥ (1,508)	¥ (979)
Zhonghui [Member]
Equity interest percentage	49.00%	49.00%		51.00%
Non-controlling interest in the consolidated balance sheet	¥ 2,525	¥ 3,173
Non-controlling interest related to consolidated statements of operations	¥ 648	¥ 1,508	¥ 979